Redeemable Shares of Tge Spac - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares Possible Redemption [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds	$ 150,000
Less:
Proceeds allocated to Public Warrants	(2,266)
Proceeds allocated of the over-allotment option to Class A ordinary shares	(124)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(9,518)
Plus:
Accretion of Class A ordinary shares subject to possible redemption	12,018
Class A ordinary shares of TGE SPAC subject to possible redemption at December 31, 2025	$ 150,110